Commitments and contingencies: Investment commitments (Details) $ in Thousands	Dec. 31, 2021 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments	$ 2,596,107
2022
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments	2,068,567
2023
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments	$ 527,540